Significant accounting judgements estimates and assumptions - Additional information (Detail) $ in Thousands	12 Months Ended			48 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 28, 2027 MMBbls	Feb. 28, 2027 m³	Feb. 28, 2027 Kilocalories	Aug. 28, 2025	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Feb. 23, 2023 USD ($)	Feb. 15, 2023 USD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 22,576	$ 22,576
Tax rate	30.00%	30.00%	30.00%
Asset retirement obligations	$ 54,457	$ 32,438
Gain related to the transfer of conventional assets	0	0	$ 89,659
Other non-cash costs related to the transfer of conventional assets	29,016	33,570	27,539
Cash	$ 5,734	10,734	$ 10,000					$ 5,734	$ 10,734	$ 26,468	$ 10,000
Proportion of ownership interest in joint operation			100.00%
Volume Of Natural Gas Receivable | Kilocalories						9,300
Volume Of Oil Reserve Receivable				4	300
Percentage Of Crude Oil Production							20.00%
Argentina [Member]
Disclosure of information for cash-generating units [line items]
Tax rate	35.00%
Argentina [Member] | Non Operating Conventional Oil Concessions and Gas [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss			$ 1,679
Mexico [member]
Disclosure of information for cash-generating units [line items]
Tax rate	30.00%
Impairment loss	$ 38,252	4,207
Mexico [member] | Financial assets impaired [member]
Disclosure of information for cash-generating units [line items]
Impairment on financial assets	38,252
Mexico [member] | Property, plant and equipment [member] | Financial assets impaired [member]
Disclosure of information for cash-generating units [line items]
Impairment on financial assets	$ 38,229
Mexico [member] | Conventional Oil and Gas Operating Concessions [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss		$ 4,207	$ 22,906